Expense Example - FidelityNewYorkMunicipalIncomeFund-RetailPRO - FidelityNewYorkMunicipalIncomeFund-RetailPRO - Fidelity New York Municipal Income Fund - Fidelity New York Municipal Income Fund	Apr. 01, 2025 USD ($)
Expense Example:
1 year	$ 45
3 years	141
5 years	246
10 years	$ 555